SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Use of estimates in the preparation of financial statements
a.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to the fair value of share-based compensation and the incremental borrowing rate for leases.

Functional and presentation currency
b.	Functional and presentation currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of the Company and its subsidiary are conducted. The Company’s financing has been provided in dollars, revenues are primarily in dollars and a significant part of expenses are incurred in dollars. The financial statements are presented in dollars, which is the Company’s functional and presentation currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (I) for transactions — exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation) — historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and cash equivalents
c.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Bank deposits
d.

Bank deposits

Bank deposits with original maturity dates of more than three months but less than one year are included in short-term deposits. Such short-term deposits bear interest at an average annual rate of approximately 0.8%-5.3% in 2022. Interest accrued on bank deposits was recorded as interest receivable as part of "Prepaid expenses and other current assets" in the company’s balance sheet.

Bank deposits with maturity of more than one year are considered long-term.

Marketable securities

e.	Marketable securities

Marketable securities consist of debt securities. The Company elected the fair value option to measure and recognize its investments in debt securities in accordance with ASC 825, Financial Instruments as the Company manages its portfolio and evaluates the performance on a fair value basis. Changes in fair value, realized gains and losses on sales of marketable securities, are reflected in the statements of operation as finance expense (income), net.

Derivatives and hedging
f.
Derivatives and hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The derivative does not qualify for hedge accounting, therefore the changes in the fair value are included in financial expense (income), net.

The currency hedged items are denominated in New Israeli Shekel (NIS).  The counterparties to the derivatives are major banks in Israel.

As of December 31, 2022, the Company has $1,150 on the Company’s bank account that is restricted in order to secure the hedging transactions. This amount is presented among Restricted long-term deposits and cash.

Trade receivables
g.	Trade receivables
Trade receivables are initially recognized at the transaction price and subsequently measured at amortized cost less any allowance for expected credit losses.
Property and equipment
h.	Property and equipment

1)	Property and equipment are stated at cost, net of accumulated depreciation and amortization.

2)	The Company’s property and equipment are depreciated utilizing the straight-line method on the basis of their estimated useful life.

Annual rates of depreciation are as follows:
%
Laboratory equipment	10 – 33 (mainly 15 – 25)
Office equipment and furniture	7 – 15
Computers and related equipment	33

Leasehold improvements are amortized utilizing the straight-line method over the shorter of the expected lease term or the estimated useful life of the improvements.

Impairment of long-lived assets

i.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would then be written down to their estimated fair values.

For the three years ended December 31, 2022, the Company did not recognize an impairment loss for its long-lived assets.

Share-based compensation
j.	Share-based compensation

The Company accounts for employees’ and non-employees' share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards to employee conditioned only on continued service that have a graded vesting schedule using the accelerated method based on the multiple-option award approach.

The Company measures share-based compensation to non-employees in the same manner (except for certain exceptions) as share-based compensation to employees.

The Company has elected to recognize forfeitures as they occur.

Research and development expenses
k.	Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Acquisitions of in-process research and development product candidate, which are not part of a business combination and that has no alternative use, are recognized as an expense as research and development expenses as incurred.

Grants received from Israel Innovation Authority (hereafter — “IIA”), formerly known as the Office of the Chief Scientist of the Ministry of Economy and Industry, or the OCS are recognized when the grant becomes receivable, provided there is reasonable assurance that the Company will comply with the conditions attached to the grant and there is reasonable assurance the grant will be received. The grant is deducted from the research and development expenses as the applicable costs are incurred. See note 6a(1).

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. The Company outsources its clinical trial activities utilizing external entities such as clinical research organizations, independent clinical investigators, and other third-party service providers to assist the Company with the execution of its clinical trials. Clinical trial costs are expensed as incurred.

Revenue recognition

l.	Revenue recognition

The Company applies ASC 606, Revenue from Contracts with Customers. According to the standard, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligation is satisfied.

An entity only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer, after considering any price concession expected to be provided to the customer, when applicable. At contract inception, the entity assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. The entity then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Collaborative Arrangements

The Company entered into collaborative arrangements with partners that fall under the scope of Topic 808, Collaborative Arrangements (“ASC 808”). While these arrangements are in the scope of ASC 808, the Company may analogize to ASC 606 for some aspects of the arrangements. The Company analogizes to ASC 606 for certain activities within the collaborative arrangement for the delivery of a good or service (i.e., a unit of account) that is part of its ongoing major or central operations. Revenue recognized by analogizing to ASC 606 is recorded as “collaboration revenues”.

The terms of the Company’s collaborative arrangements typically include one or more of the following: (i) royalties on net sales of licensed products; (ii) reimbursements or cost-sharing of R&D expenses. Each of these payments results in collaboration revenues or an offset against R&D expense.

Royalties: For arrangements that include sales-based royalties and the license is deemed to be the predominant item to which the royalties relate, the Company recognizes collaboration revenues at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Under certain collaborative arrangements, the Company has been reimbursed for a portion of its R&D expenses or participates in the cost-sharing of such R&D expenses. Such reimbursements and cost-sharing arrangements have been reflected as a reduction of R&D expense in the Company’s consolidated statements of operations, as the Company does not consider performing research and development services for reimbursement to be a part of its ongoing major or central operations.

For arrangements that include a significant financing component, the company separates the significant financing component from the revenue and interest income is recorded when payments are received. See note 7.

Licensing agreements

The Company has identified one performance obligation in The License Agreements: Grant of the license and use of its IP. The Grant of the license and use of its IP performance obligation considered to be a right to use IP in accordance with ASC 606. Therefore, revenue is recognized at a point in time, upon transfer of control over the license to the licensee.

ASC 606 defines the ‘Transaction Price’ as the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services to a customer. The agreement price contains variable consideration contingent upon the licensee achieving certain milestones, as well as sales-based royalties, in accordance with the relevant agreement. Variable payments, contingent on achieving additional milestones, are included in the transaction price based on most likely amount method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement. Sales-based royalties are not included in the transaction price. Rather, they are recognized as the related sale occurs, due to the specific exception of ASC 606 for sales-based royalties in licensing of intellectual properties.

Income taxes
m.	Income taxes

1)	Deferred taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current.

2)	Uncertainty in income taxes

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Leases

n.	Leases

Right of Use ("ROU") assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include periods covered by options to extend or terminate the lease when it is reasonably certain that the Company will exercise the option to extend the lease or not exercise the option to terminate the lease.

The Company uses the implicit rate when readily determinable. As the Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company elected to not separate lease and non-lease components for the leases. The Company elected the practical expedient of the short-term lease recognition exemption for all leases with a term shorter than 12 months.

Additionally, the company applies the portfolio approach to account for operating lease ROU asset and liabilities for certain car leases and incremental borrowing rates.

Concentration of credit risks
o.	Concentration of credit risks

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, bank deposits and, marketable securities and certain receivables. The Company deposits cash and cash equivalents with highly rated financial institutions (Israeli banks). In addition, all marketable securities carry a high rating or are government insured. The Company has not experienced any material credit losses in these accounts and does not believe it is exposed to significant credit risk on these instruments.

Earnings (loss) per share
p.	Earnings (loss) per share

Basic earnings (loss) per share is computed on the basis of the net earnings (loss) for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is based upon the weighted average number of ordinary shares and of potential ordinary shares outstanding when dilutive. Potential ordinary share include outstanding stock options, restricted shares and warrants, which are included under the treasury stock method when dilutive. The calculation of diluted earnings (loss) per share does not include 3,271,507 , 3,397,834 and 3,900,837 options, restricted shares and warrants for the years ended December 31, 2020, 2021 and 2022, respectively, because their effect would be anti-dilutive.

Fair value measurement

q.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Due to the short term nature and/or low-risk nature of the Company's cash and cash equivalents, bank deposits, restricted cash, receivables from collaborative arrangements, restricted long-term deposits, accrued expenses (under other account payable), operating leases liabilities and other liabilities, their carrying amounts approximates their fair value.

Recently adopted accounting pronouncements
r.	Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU 2020-06 “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40).” This guidance simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The amendments to this guidance are effective for the fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The Company adopted the new standard effective January 2022. The Company evaluated the impact this new standard has on the consolidated financial statements and related disclosures and concluded there is no material impact.